GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2016
General and Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
NOTE 13  -  GENERAL AND ADMINISTRATIVE EXPENSES

                      Composition:

	For the year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4

Salaries and related expenses	1,411	1,830	952
Share-based compensation	975	2,934	208
Professional services	354	609	114
Office rent and maintenance	144	108	105
Depreciation	9	7	7
Others	678	1,138	317
Total general and administrative	3,571	6,626	1,703